AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.7%
Long-Term Municipal Bonds – 92.7%
Alabama – 2.0%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2046-09/01/2051	$9,400	$10,662,543

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.00%, 09/01/2023(a)	815	839,969

Arizona – 4.6%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	3,750	4,022,637
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	5,015,798
5.00%, 02/01/2034-02/01/2035	2,400	2,959,936
Series 2021 4.00%, 02/01/2038	1,400	1,621,542
Industrial Development Authority of the County of Pima(The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,955,409
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040-07/01/2054(a)	2,315	2,628,374
Series 2021 4.00%, 07/01/2041-07/01/2061(a)	3,655	3,832,443

		24,036,139

California – 12.7%
Alameda Corridor Transportation Authority Series 2016-A 5.00%, 10/01/2022	725	744,863
Series 2016-B 5.00%, 10/01/2035-10/01/2036	2,095	2,399,808
California Educational Facilities Authority (Mount St.Mary’s University, Inc.) Series 2018-A 5.00%, 10/01/2036-10/01/2046	3,155	3,730,039
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050-08/01/2055	2,200	2,586,031

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.41% (SIFMA Municipal Swap Index + 0.35%), 08/01/2047(b)	$8,000	$8,007,870
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046-05/01/2055	15,000	16,691,249
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036-12/01/2054(a)	2,840	3,231,228
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039-11/01/2049(a)	5,275	5,774,294
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046-09/01/2051	5,705	6,392,858
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037-07/01/2051	5,235	5,871,041
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2054(a)	850	958,151
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	250	265,246
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048-06/01/2056(a)	2,085	2,260,227
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	4,061,020
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041-06/01/2051(a)	1,955	1,937,537
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,151,286
Coalinga-Huron Joint Unified School District BAM Series 2018-B 5.00%, 08/01/2048	500	589,926

		66,652,674

	Principal Amount (000)	U.S. $ Value

Colorado – 0.6%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038-12/01/2040	$2,770	$3,106,738

Connecticut – 1.3%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2025	525	594,148
Series 2021-A 4.00%, 08/01/2037-08/01/2040	2,100	2,388,811
BAM Series 2018-C 5.00%, 07/15/2036-07/15/2038	1,620	1,926,636
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,801,046

		6,710,641

District of Columbia – 1.4%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046-04/01/2051	2,965	3,615,167
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	785	893,815
Series 2017-B 5.00%, 07/01/2037	625	716,682
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	1,000	1,098,377
District of Columbia Water & Sewer Authority Series 2016-A 5.00%, 10/01/2035	820	934,015

		7,258,056

Florida – 2.0%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040-06/01/2050	2,610	2,760,042
Pinellas County School Board (Pinellas County School Board COP) Series 2021-A 5.00%, 07/01/2027-07/01/2030	3,295	4,017,486
School District of Broward County/FL (Broward County School Board/FL COP) Series 2017-B 5.00%, 07/01/2032	500	586,007
Series 2019-B 5.00%, 07/01/2029	2,750	3,369,152

		10,732,687

Illinois – 7.2%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,776,242

	Principal Amount (000)	U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	$5,000	$5,506,735
Series 2020-A 5.00%, 12/01/2045-12/01/2055	12,510	14,894,845
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	633,458
BAM Series 2017 5.00%, 12/01/2047	620	702,319
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041-11/01/2056	3,250	3,537,151
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040-10/01/2050	6,250	6,877,985

		37,928,735

Indiana – 0.6%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029-07/01/2030	2,705	3,291,099

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2028 (Pre-refunded/ETM)	555	628,410

Louisiana – 0.6%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041-02/01/2042	3,000	3,372,832

Maryland – 0.8%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,290,083
Maryland Economic Development Corp. (Morgan State University) Series 2020 5.00%, 07/01/2050	2,500	2,907,658

		4,197,741

Massachusetts – 3.7%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	7,415	8,236,188
Series 2016-E 5.00%, 07/01/2037	765	867,022
Series 2017-F 5.00%, 07/01/2030	1,475	1,713,828

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2036-07/01/2044	$5,660	$6,645,292
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,227,773
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	927,766

		19,617,869

Michigan – 10.4%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	1,061,410
City of Detroit MI Series 2018 5.00%, 04/01/2026-04/01/2037	6,090	6,921,385
Series 2021-A 4.00%, 04/01/2040	1,050	1,138,021
5.00%, 04/01/2033-04/01/2050	7,150	8,402,151
Detroit City School District Series 2020-A 5.00%, 05/01/2036-05/01/2040	4,940	6,062,859
AGM Series 2005-A 5.25%, 05/01/2030	4,260	5,413,961
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,780,462
Ferris State University Series 2019-A 5.00%, 10/01/2024-10/01/2026	6,185	6,985,412
Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2041	3,500	3,874,110
5.00%, 07/01/2031	2,405	2,898,424
Flint Public Library AGM Series 2020 3.00%, 05/01/2029-05/01/2030	2,260	2,450,252
Grand Rapids Public Schools AGM Series 2017 5.00%, 05/01/2027	200	234,994
AGM Series 2019 5.00%, 11/01/2040	1,800	2,165,404
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046	1,225	1,382,896
Series 2016-C 5.00%, 07/01/2026	695	803,383
Series 2020-B 5.00%, 07/01/2045-07/01/2049	2,650	3,196,734

		54,771,858

Minnesota – 0.8%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	3,000	3,097,445

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	$1,000	$1,052,448

		4,149,893

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	220,875

New Jersey – 5.2%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040-07/15/2050(a)	4,860	5,227,848
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	1,000	1,116,502
New Jersey Economic Development Authority (New Jersey Transit Corp.) Series 2020 4.00%, 11/01/2044	5,500	6,004,099
5.00%, 11/01/2044	6,925	8,098,938
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,170	1,302,108
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,566,856
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027-06/15/2042	1,645	1,902,522

		27,218,873

New York – 14.2%
Buffalo Sewer Authority BAM Series 2021 1.75%, 06/15/2049	2,000	1,961,237
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031-06/15/2036	585	642,131
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044-07/01/2049	1,150	1,281,699

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	$500	$562,816
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	2,260	2,456,662
Series 2017-A 5.00%, 06/01/2047(a)	725	789,303
City of Buffalo NY Series 2021-B 5.00%, 04/01/2026	2,025	2,322,439
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039	4,000	4,339,374
Series 2017-C 5.00%, 11/15/2026-11/15/2033	7,875	9,084,051
Series 2018-B 5.00%, 11/15/2026	2,160	2,484,452
Series 2020-A 5.00%, 11/15/2045	2,500	3,032,819
Series 2020-C 4.75%, 11/15/2045	7,085	8,119,187
Series 2020-E 5.00%, 11/15/2030-11/15/2032	9,500	11,520,045
Series 2021-A 4.00%, 11/15/2042	7,500	8,169,585
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(b)	1,900	1,885,124
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2046	6,945	7,656,353
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,265	1,447,551
New York City Health & Hospitals Corp. (New York City Health & Hospital Corp. Lease) Series 2021-A 5.00%, 02/15/2027	2,675	3,143,397
Series 2021-A 5.00%, 02/15/2030	1,500	1,868,891
New York City Housing Development Corp. Series 2017-E 1.50%, 05/01/2022	230	230,611
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032-08/01/2034	1,125	1,325,752
Series 2020 4.00%, 09/01/2045	500	547,780

		74,871,259

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.0%
North Carolina Central University Series 2019 4.00%, 04/01/2049	$2,270	$2,477,017
5.00%, 04/01/2044	2,500	2,918,245

		5,395,262

Ohio – 2.2%
American Municipal Power, Inc. Series 2019 5.00%, 02/15/2044	2,150	2,551,205
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,100	1,238,291
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	5,021,839
5.25%, 02/15/2047	1,500	1,742,168
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	690	771,211

		11,324,714

Oklahoma – 1.0%
Oklahoma County Finance Authority (Oklahoma County Independent School District No. 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2024	1,120	1,227,362
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2057	3,365	4,035,047

		5,262,409

Oregon – 1.8%
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-A 4.00%, 07/01/2040-07/01/2044	7,130	8,169,626
Tri-County Metropolitan Transportation District of Oregon Series 2017-A 5.00%, 10/01/2026	865	1,002,224
Series 2018-A 5.00%, 10/01/2029	250	298,632

		9,470,482

Pennsylvania – 7.8%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025-07/15/2026	1,510	1,707,110

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	$3,050	$3,643,429
Series 2019-B 5.00%, 11/01/2049	3,095	3,739,383
Series 2020-A 5.00%, 11/01/2045	5,000	6,096,389
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	880,404
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032-07/01/2034	1,115	1,295,627
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036-05/01/2038	4,010	4,764,261
AGM Series 2017 5.00%, 12/01/2035	200	233,095
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	1,050	1,166,344
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,423,194
AGM Series 2020-B 4.00%, 09/01/2045-09/01/2050	4,750	5,415,955
School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031	405	492,212
AGM Series 2019-C 5.00%, 04/01/2028-04/01/2029	2,850	3,400,564
Southeastern Pennsylvania Transportation Authority Series 2020 5.00%, 06/01/2029	3,120	3,826,032
Wilkes-Barre Area School District/PA BAM Series 2019 5.00%, 04/15/2059	1,620	1,926,377

		41,010,376

Rhode Island – 1.8%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2030-09/15/2031	8,000	9,666,345

Texas – 1.2%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028-02/15/2029	2,000	2,392,544
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2021-B 5.00%, 12/01/2047	2,000	2,466,059

	Principal Amount (000)	U.S. $ Value

El Paso County Hospital District Series 2017 5.00%, 08/15/2037	$370	$426,219
Newark Higher Education Finance Corp. (Austin Achieve Public Schools, Inc.) Series 2018 5.00%, 06/15/2048	735	743,185

		6,028,007

Utah – 0.8%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	4,060,806

Washington – 0.8%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	4,089,734

West Virginia – 1.5%
Morgantown Utility Board, Inc. BAM Series 2018-B 5.00%, 12/01/2043	2,555	3,022,411
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016-A 4.00%, 06/01/2031	2,800	3,052,768
Series 2017-A 5.00%, 06/01/2047	1,775	2,033,651

		8,108,830

Wisconsin – 4.4%
City of Milwaukee WI Sewerage System Revenue Series 2021-S 5.00%, 06/01/2030-06/01/2031	2,000	2,526,447
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	226,100
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	1,175	1,357,366
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,760,969
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	4,450	5,110,461

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	$8,255	$9,262,770

		23,244,113

Total Municipal Obligations (cost $478,064,523)		487,929,969

CORPORATES - INVESTMENT GRADE – 2.7%

Industrial – 1.5%

Consumer Cyclical - Other – 0.6%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	3,361,155

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York Series 2018 3.985%, 08/01/2022	500	499,281

Other Industrial – 0.6%
Howard University Series 2020 2.516%, 10/01/2025	1,000	998,950
1.991%, 10/01/2025	1,000	984,760
2.291%, 10/01/2026	1,000	988,810

		2,972,520

Services – 0.2%
Bush Foundation 2.754%, 10/01/2050	1,000	968,990

		7,801,946

Financial Institutions – 1.2%

Finance – 1.2%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	1,017,546
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	5,270,562

		6,288,108

Total Corporates - Investment Grade (cost $13,767,000)		14,090,054

	Shares

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c)(d)(e) (cost $16,983,886)	16,983,886	16,983,886

Total Investments – 98.6% (cost $508,815,409)(f)		519,003,909
Other assets less liabilities – 1.4%		7,256,615

Net Assets – 100.0%		$526,260,524

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,750	01/15/2025	4.028%	CPI#	Maturity	$333	$—	$333
USD	10,750	01/15/2027	CPI#	3.466%	Maturity	(69,172)	(14,501)	(54,671)
USD	8,720	01/15/2027	CPI#	3.323%	Maturity	(138,313)	—	(138,313)
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	954,273	—	954,273
USD	7,500	01/15/2031	2.782%	CPI#	Maturity	300,457	—	300,457
USD	4,400	01/15/2031	2.989%	CPI#	Maturity	74,543	—	74,543
USD	5,570	01/15/2032	CPI#	3.064%	Maturity	(10,199)	—	(10,199)
USD	5,180	04/15/2032	CPI#	2.971%	Maturity	(48,948)	—	(48,948)

						$1,062,974	$(14,501)	$1,077,475

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,500	05/15/2026	0.903%	3 Month LIBOR	Semi-Annual/ Quarterly	$485,382	$—	$485,382
USD	24,000	01/15/2028	1.087%	3 Month LIBOR	Semi-Annual/ Quarterly	898,214	—	898,214
USD	20,000	01/15/2028	1.027%	3 Month LIBOR	Semi-Annual/ Quarterly	818,100	—	818,100
USD	14,000	01/15/2028	1.061%	3 Month LIBOR	Semi-Annual/ Quarterly	544,493	—	544,493
USD	19,900	04/15/2032	1 Day SOFR	1.556%	Annual	(68,302)	—	(68,302)
USD	18,500	04/15/2032	1 Day SOFR	1.537%	Annual	(96,295)	—	(96,295)
USD	12,750	04/15/2032	1 Day SOFR	1.664%	Annual	83,135	—	83,135
USD	11,300	04/15/2032	1 Day SOFR	1.670%	Annual	80,666	—	80,666
USD	6,200	02/15/2041	1.630%	3 Month LIBOR	Semi-Annual/ Quarterly	321,134	—	321,134
USD	5,000	02/15/2041	1.760%	3 Month LIBOR	Semi-Annual/ Quarterly	149,871	—	149,871

						$3,216,398	$—	3,216,398

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $43,237,372 or 8.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,332,434 and gross unrealized depreciation of investments was $(6,850,061), resulting in net unrealized appreciation of $14,482,373.

As of January 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 14.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

DOT – Department of Transportation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$487,929,969	$—	$487,929,969
Corporates – Investment Grade	—	14,090,054	—	14,090,054
Short-Term Investments	16,983,886	—	—	16,983,886

Total Investments in Securities	16,983,886	502,020,023	—	519,003,909
Other Financial Instruments(a)
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,329,606	—	1,329,606
Centrally Cleared Interest Rate Swaps	—	3,380,995	—	3,380,995
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(266,632)	—	(266,632)
Centrally Cleared Interest Rate Swaps	—	(164,597)	—	(164,597)

Total	$16,983,886	$506,299,395	$—	$523,283,281

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2022 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,193	$131,457	$134,666	$16,984	$0	**

**	Amount less than $500.